As filed with the Securities and Exchange Commission on July 7, 2014

Securities Act Registration No. 333-195775

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 1	[X]

360 FUNDS
(Exact Name of Registrant as Specified in Charter)

4520 Main Street, Suite 1425
Kansas City, MO 64111
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (888) 263-5593

Randall Linscott
4520 Main Street, Suite 1425
Kansas City, MO 64111
(Name and Address of Agent for Service)

With Copies To:
Matthew A. Swendiman, Esq.
Graydon Head & Ritchey LLP
1900 Fifth Third Center
511 Walnut Street
Cincinnati, OH 45202

Title of securities being registered: Shares of a series of the Registrant.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (File No. 811-21726).

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of 360 Funds (the “Trust”) on Form N-14 hereby incorporates Part A and Part B from the Trust’s filing of the definitive combined proxy statement/prospectus and statement of additional information pursuant to Rule 497(c) filed on June 13, 2014.  This Post-Effective Amendment No. 1 is being filed to add the final tax opinions as an Exhibit to Part C of the Registration Statement.

PART C

FORM N-14

OTHER INFORMATION

ITEM 15.	Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust. The Registrant's Trust Instrument contains the following provisions:

Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Section 3. Indemnification.

(a)	Subject to the exceptions and limitations contained in Subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii) as used herein, the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)	No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

In addition, the Registrant has entered into an Investment Advisory Agreement with respect to each series’ respective investment adviser and a Distribution Agreement with its Distributor. These agreements provide indemnification for those entities and their affiliates. Personnel of certain investment advisers to the trust and the Distributor may serve as trustees and officers of the Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 16.	Exhibits
(1)(a)	Agreement and Declaration of Trust (“Trust Instrument”).1
(1)(b)	Certificate of Amendment to Agreement and Declaration of Trust.5
(2)	By-Laws. 1

(3)	None
(4)	Form of Agreements and Plans of Reorganization (filed as Appendix A to the Combined Proxy Statement and Prospectus)
(5)	Articles III, V, and VI of the Trust Instrument, Exhibit 28(a)(1) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(6)(a)
Investment Advisory Agreement between the Registrant and Snow Capital Management L.P. (“Snow Capital”) with respect to the Snow Capital Focused Value Fund, the Snow Capital Hedged Equity Fund, the Snow Capital Market Plus Fund, the Snow Capital Inflation Advantaged Equities Fund, the Snow Capital Dividend Plus Fund and the Snow Capital Mid Cap Value Fund (the “Snow Capital Funds”).6

(6)(b)	Investment Advisory Agreement between the Registrant and Stringer Asset Management, LLC with respect to the Stringer Growth Fund.6

(6)(c)	Investment Advisory Agreement between the Registrant and Winning Points Advisors, LLC with respect to the WP Large Cap Income Plus Fund. 7
(6)(d)	Investment Advisory Agreement between the Registrant and Foundry Partners, LLC with respect to the Foundry Micro Cap Value Fund and the Foundry Small Cap Value Fund (the “Foundry Funds”). 9
(6)(e)
Investment Advisory Agreement between the Registrant and IMS Capital Management, Inc. with respect to the IMS Capital Value Fund, IMS Strategic Income Fund and IMS Dividend Growth Fund (the “IMS Funds”). 11

(6)(f)	Expense Limitation Agreement between the Registrant, with respect to the Snow Capital Funds, and Snow Capital. 6
(6)(g)	Expense Limitation Agreement between the Registrant, with respect to the Stringer Growth Fund, and Stringer Asset Management, LLC. 6
(6)(h)	Expense Limitation Agreement between the Registrant, with respect to the Foundry Funds, and Foundry Partners, LLC. 10
(6)(i)	Expense Limitation Agreement between the Registrant, with respect to the IMS Funds, and IMS Capital Management, Inc.11
(7)(a)	Distribution Agreement between the Registrant, with respect to the Snow Capital Funds, and the Distributor.6

(7)(b)	Distribution Agreement between the Registrant, with respect to the Stringer Fund, and the Distributor.6
(7)(c)	Distribution Agreement between the Registrant, with respect to the WP Large Cap Income Plus Fund, and the Distributor. 7
(7)(d)	Distribution Agreement between the Registrant, with respect to the Foundry Funds and the Distributor. 9
(7)(e)	Distribution Agreement between the Registrant, with respect to the IMS Funds and the Distributor. 11
(8)	None.

(9)(a)	Custodian Agreement between the Trust, on behalf of the Stringer Growth Fund, and Fifth Third Bank. 6

(9)(b)	Custodian Agreement between the Trust, on behalf of the Snow Capital Funds, and US Bank. 6
(9)(b)(i)	First Amendment to Custodian Agreement between the Trust, on behalf of the Foundry Funds and U.S. Bank, National Association. 9

(9)(c)	Custodian Agreement between the Trust, on behalf of the WP Large Cap Income Plus Fund, and Fifth Third Bank. 7
(9)(d)	Custodian Agreement between the Trust, on behalf of the IMS Funds, and Huntington National Bank. 11
(10)(a)	Distribution Plan under Rule 12b-1 for the Snow Capital Funds. 6
(10)(b)	Distribution Plan under Rule 12b-1 for the Stringer Growth Fund. 6
(10)(c)	Distribution Plan under Rule 12b-1 for the WP Large Cap Income Plus Fund. 7
(10)(d)	Rule 18f-3 Plan for the Snow Capital Funds. 6
(10)(e)	Rule 18f-3 Plan for the Stringer Growth Fund. 6
(10)(f)	Rule 18f-3 Plan for the WP Large Cap Income Plus Fund. 7

(11)(a)	Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Snow Capital Funds. 6
(11)(b)	Opinion and Consent of Kilpatrick Stockton LLP regarding the legality of securities registered with respect to the Stringer Growth Fund. 6
(11)(c)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the WP Large Cap Income Plus Fund. 7
(11)(d)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the Foundry Funds. 9
(11)(e)	Opinion and Consent of Graydon Head & Ritchey LLP regarding the legality of securities registered with respect to the IMS Funds. 11
(12)(a)	Opinion and Consent of Graydon Head & Ritchey LLP regarding tax matters for the IMS Capital Value Fund. **

(12)(b)	Opinion and Consent of Graydon Head & Ritchey LLP regarding tax matters for the IMS Strategic Income Fund. **
(12)(c)	Opinion and Consent of Graydon Head & Ritchey LLP regarding tax matters for the IMS Dividend Growth Fund. **
(13)(a)	Investment Company Services Agreement between the Registrant, on behalf of the Snow Capital Funds, and Matrix 360 Administration, LLC, as Administrator. 6

(13)(b)	Investment Company Services Agreement between the Registrant, on behalf of the Stringer Growth Fund, and Matrix 360 Administration, LLC, as Administrator. 6
(13)(c)	Investment Company Services Agreement between the Registrant, on behalf of the WP Large Cap Income Plus Fund, and Matrix 360 Administration, LLC, as Administrator. 7
(13)(d)	Investment Company Services Agreement between the Registrant on behalf of the Foundry Funds, and Matrix 360 Administration, LLC, as Administrator. 9

(13)(e)	Investment Company Services Agreement between the Registrant on behalf of the IMS Funds, and Matrix 360 Administration, LLC, as Administrator. 11

(14)	Consent of Independent Registered Public Accounting Firm, not applicable
(15)	None.
(16)	Copy of Powers of Attorney. 7

(17)
(i) Prospectus and Statement of Additional Information for the IMS Funds and Unified Series Trust dated October 28, 2013 filed in Post-Effective Amendment No. 287 is incorporated by reference.

(ii) Audited Annual Financial Report for the IMS Funds and Unified Series Trust for the fiscal year ended June 30, 2013 filed on Form N-CSR is incorporated by reference.

(iii) Unaudited Semi-Annual Financial Report for the IMS Funds and Unified Series Trust for the fiscal period ended December 31, 2013 filed on Form N-CSR is incorporated by reference.

(iv) Proxy Card – IMS Capital Value Fund, IMS Strategic Income Fund, and IMS Dividend Growth Fund.11

1	Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed March 14, 2005.

2	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A filed June 13, 2005.

3	Reserved.

4	Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed August 21, 2008.

5	Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant’s Registration Statement on Form N-1A filed August 26, 2011.
6	Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A filed March 27, 2013.
7 8 9
Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed October 10, 2013.

Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed November 15, 2013.

Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed January 29, 2014.

10	Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N-1A filed February 5, 2014.
11	Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 filed June 13, 2014.
**	Filed herewith.

ITEM 17.	Undertakings
(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Kansas City, State of Missouri, on the 7th day of July, 2014.
360 Funds Trust

By:	/s/ Randall Linscott
Randall Linscott, President and Trustee

As required of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacity and on the dates indicated.

*		July 7, 2014
Art Falk, Trustee		Date
*		July 7, 2014
Thomas Krausz, Trustee		Date
*		July 7, 2014
Tom M. Wirtshafter, Trustee		Date

/s/ Randall Linscott		July 7, 2014
Randall Linscott, Trustee and President		Date

/s/ Larry Beaver		July 7, 2014
Larry Beaver, Treasurer		Date

* By:	/s/ Randall Linscott	July 7, 2014
Randall Linscott, Attorney-in-Fact		Date

EXHIBIT LIST

(12)(a)	Opinion and Consent of Graydon Head & Ritchey LLP regarding tax matters for the IMS Capital Value Fund.
(12)(b)	Opinion and Consent of Graydon Head & Ritchey LLP regarding tax matters for the IMS Strategic Income Fund.
(12)(c)	Opinion and Consent of Graydon Head & Ritchey LLP regarding tax matters for the IMS Dividend Growth Fund.